Fair Value of Financial Instruments and Risk Management - Fair Value of Financial Instruments - Additional Information (Details) - CAD ($) $ in Millions	1 Months Ended	3 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Oct. 31, 2023	Dec. 31, 2022
Schedule Of Carrying Values And Estimated Fair Values Of Debt Instruments [Line Items]
Fair value adjustment	$ 6	$ 6	$ 6		$ 0
Agreement term (in years)			3 years
Interest Rate Swap [Member]
Schedule Of Carrying Values And Estimated Fair Values Of Debt Instruments [Line Items]
Fixed-to-floating interest-rate swap	425	425	$ 425	$ 400
Fair value adjustment	6	6	6
Designated as Hedging Instrument [Member]
Schedule Of Carrying Values And Estimated Fair Values Of Debt Instruments [Line Items]
Fair value adjustment of derivatives		6
Designated as Hedging Instrument [Member] | Interest Rate Swap [Member]
Schedule Of Carrying Values And Estimated Fair Values Of Debt Instruments [Line Items]
Fair value adjustment	$ 6	6	6
Agreement term (in years)	3 years
Designated as Hedging Instrument [Member] | Interest Rate Swap [Member] | Fair Value Hedging [Member]
Schedule Of Carrying Values And Estimated Fair Values Of Debt Instruments [Line Items]
Fixed-to-floating interest-rate swap	$ 400	$ 400	$ 400		0
Designated as Hedging Instrument [Member] | Interest Rate Swap [Member] | Cash Flow Hedging [Member]
Schedule Of Carrying Values And Estimated Fair Values Of Debt Instruments [Line Items]
Fixed-to-floating interest-rate swap					$ 800